PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Office computer equipment USD ($)	Dec. 31, 2012 Office computer equipment CNY	Dec. 31, 2011 Office computer equipment CNY	Dec. 31, 2012 Office furniture and equipment USD ($)	Dec. 31, 2012 Office furniture and equipment CNY	Dec. 31, 2011 Office furniture and equipment CNY	Dec. 31, 2012 Software USD ($)	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Servers and network equipment USD ($)	Dec. 31, 2012 Servers and network equipment CNY	Dec. 31, 2011 Servers and network equipment CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross (excluding construction in progress)	$ 70,349	438,281	255,818		$ 2,608	16,251	9,271	$ 1,918	11,948	5,456	$ 1,282	7,987	3,452	$ 61,060	380,413	225,793	$ 419	2,609	906	$ 3,062	19,073	10,940
Less: Accumulated depreciation	(38,578)	(240,345)	(159,330)
Construction in progress	441	2,745	79
Property and equipment, net	32,212	200,681	96,567
Depreciation
Depreciation expense	$ 13,099	81,609	45,670	42,691